CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net income	$ 51,912	$ 37,899	$ 42,738
Other comprehensive income:
Foreign currency translation gain /(loss)	9,200	(7,123)	(5,191)
Comprehensive income	61,112	30,776	37,547
Comprehensive income attributable to non-controlling interest	10,220	7,296	4,704
Accretion to redemption value of redeemable non-controlling interest		(23)	(30)
Comprehensive income attributable to parent company	$ 50,892	$ 23,457	$ 32,813